Balance Sheet Details (Tables)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Balance Sheet Details

Current assets consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	As of March 31,	As of December 31,
	2024	2023

Prepaid directors and officers insurance	$1,000	$1,365
Prepaid Expenses	198	140
Other Current Assets	114	-
Total prepaid expenses and other current assets	$1,312	$1,505

Current assets consisted of the following as of June 30, 2024 and December 31, 2023 (in thousands):

	As of	As of
	June 30, 2024	December 31, 2023

Prepaid directors and officers insurance	$642	$1,365
Prepaid Expenses	287	140
Other Receivables	188	-
Other Current Assets	51	-
Total prepaid expenses and other current assets	$1,168	$1,505

Current assets consisted of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	As of	As of
	September 30, 2024	December 31, 2023

Prepaid directors and officers insurance	$314	$1,365
Prepaid Expenses	197	140
Loan Receivable*	525	-
Other Receivables	209	-
Total prepaid expenses and other current assets	$1,245	$1,505
*	Refer to Note 8.

Schedule of Accrued Expenses and Other Current Liabilities

Accrued Expenses and other current liabilities consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	As of March 31,	As of December 31,
	2024	2023
Accrued Professional Fees	$253	$361
Accrued Payroll	-	40
Accrued Interest	166	87
Accrued Expenses	324	113
Total accrued expenses and other current liabilities	$743	$601

Accrued Expenses and other current liabilities consisted of the following as of June 30, 2024 and December 31, 2023 (in thousands):

	As of	As of
	June 30, 2024	December 31, 2023
Accrued Professional Fees	$141	$361
Accrued Payroll	27	40
Accrued Interest	289	87
Accrued Expenses	208	113
Total accrued expenses and other current liabilities	$665	$601

Accrued Expenses and other current liabilities consisted of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	As of September 30, 2024	As of December 31, 2023
Accrued Professional Fees	$145	$361
Accrued Payroll	451	40
Accrued Contingency**	412	-
Accrued Interest	443	87
Accrued Expenses	337	113
Total accrued expenses and other current liabilities	$1,788	$601
**	Refer to Note 16.